Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit (loss) before tax from continuing operations	₽ 89,130	₽ (37,625)	₽ 18,988
Loss before tax from discontinued operations		(3,953)	(6,716)
Accounting profit (loss) before tax	89,130	(41,578)	12,272
Income tax (expense) benefit at statutory income tax rate of 20%	(17,826)	8,316	(2,454)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	1,922	2,167	(2,718)
Change in unrecognized tax losses	10,680	(9,728)	(1,277)
Non-deductible expenses for tax purposes	(983)	(1,443)	(948)
Impairment of goodwill		(665)	(628)
Effect of restructuring and expense related to fines and penalties on reach of covenants in credit agreements		(16)
Effect of different tax rates	(298)	(1,172)	155
Change in tax rate	(6)	(5)	(117)
Income tax expense at the effective income tax rate	(6,511)	(2,546)	(7,987)
Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income	(6,511)	(2,528)	(7,913)
Income tax attributable to a discontinued operation		(18)	(74)
Total income tax expense	₽ (6,511)	₽ (2,546)	₽ (7,987)